Schedule of trade and other receivables (Details) $ in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Receivables [Abstract]
Receivables from third-party customers	$ 4,223	$ 5,519		$ 5,704	$ 9,987
Other receivables	2,883	2,460		3,895	488
Sales and income tax receivables	2,371	247		3,203	1,775
Less: Allowance for current expected credit losses (“CECL”)	(202)	(88)		(273)	(473)
Accounts receivable, net	9,275	8,138	$ 9,275	12,529	11,777
Trade and other receivables	$ 9,275	$ 8,138	$ 9,275	$ 12,529	$ 11,777